SHARE-BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	6 Months Ended
	Jun. 30, 2026 Shares $ / shares	Jun. 30, 2025 Shares $ / shares
Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	656,650	594,088
Granted | Shares	295,250	213,500
Exercised | Shares	0	0
Forfeited | Shares	(86,725)	(71,986)
Outstanding at end of year | Shares	865,175	735,602
Exercisable at end of year | Shares	330,500	323,683
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 9.4	$ 18.72
Granted | $ / shares	0.95	1.7
Exercised | $ / shares	0	0
Forfeited | $ / shares	9.71	45.9
Outstanding at end of year | $ / shares	5.84	12.3
Exercisable at end of year | $ / shares	$ 13.03	$ 24.7
Subsidiaries Employees Consultants Directors Member
Number Abstract
Outstanding on beginning of year | Shares	337,051	1,718,194
Granted | Shares	0	16,500
Exercised | Shares	0	0
Forfeited | Shares	(136,771)	(63,103)
Outstanding at end of year | Shares	200,280	1,671,591
Exercisable at end of year | Shares	141,468	1,168,344
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 1.29	$ 2.06
Granted | $ / shares	0	1
Exercised | $ / shares	0	0
Forfeited | $ / shares	1.27	2.65
Outstanding at end of year | $ / shares	1.31	1.57
Exercisable at end of year | $ / shares	$ 1.38	$ 1.88